Tradr 2X Long IREN Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$35,218,957
TOTAL NET ASSETS — 100.0%	$35,218,957

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	IREN Ltd.	Receive	11.65% (OBFR01* + 800bps)	At Maturity	11/25/2026	$12,119,739	$-	$(6,260,272)
Marex	IREN Ltd.	Receive	8.15% (OBFR01* + 450bps)	At Maturity	11/23/2026	$60,771,466	$-	$2,751,491
TOTAL EQUITY SWAP CONTRACTS								$(3,508,781)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.